Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2016	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000129443
Account Value [Line Items]
Line Graph and Table Measure Name		Quantified Gold Futures Tracking Portfolio
Accumulated Value	$ 10,000		$ 9,123	$ 8,949	$ 10,011	$ 12,247	$ 11,763	$ 11,428	$ 11,881	$ 14,062	$ 19,455	$ 23,033
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P GSCI Gold Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P GSCI Gold Index
Accumulated Value	$ 10,000		$ 9,306	$ 9,325	$ 10,449	$ 13,132	$ 12,616	$ 12,781	$ 13,577	$ 16,376	$ 22,895	$ 27,703